Business combinations - Acquisition of GalaxE - Narrative (Details) £ / shares in Units, £ in Thousands		12 Months Ended
	Feb. 29, 2024 GBP (£) shares £ / shares	Jun. 30, 2024 GBP (£) shares	Jun. 30, 2023 shares	Oct. 06, 2022 GBP (£)
Disclosure of detailed information about business combination [line items]
Number of shares to be issued (in shares) | shares		708,248	215,792
GalaxE
Disclosure of detailed information about business combination [line items]
Initial cash consideration	£ 223,045
Lock-up period	2 years
Equity interests of acquirer	£ 13,778
Share price (in GBP per share) | £ / shares	£ 25.24
Fair value of contingent consideration	£ 4,443
Increase (decrease) in contingent consideration asset (liability)		£ 1,200
Deferred tax liability	0	23,433
Intangible assets - client relationships	0	66,287
Software - own work capitalised	37,554	9,378
Deferred tax asset	£ 474	6,653
GalaxE | Withholding tax
Disclosure of detailed information about business combination [line items]
Deferred tax liability				£ 2,700
GalaxE | Tax losses
Disclosure of detailed information about business combination [line items]
Deferred tax asset		6,700
GalaxE | Client relationship
Disclosure of detailed information about business combination [line items]
Deferred tax liability				18,100
Tax base of intangible assets		£ 0
GalaxE | Software development work and staff costs
Disclosure of detailed information about business combination [line items]
Deferred tax liability				£ 2,600
GalaxE | Forecast
Disclosure of detailed information about business combination [line items]
Contingent consideration, payout, in percentage	19.00%	25.00%
GalaxE | Class A ordinary shares
Disclosure of detailed information about business combination [line items]
Number of shares to be issued (in shares) | shares	545,802